CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	133,869,274	158,587,937
Ordinary shares, shares outstanding	132,146,074	156,864,737
Treasury stock at cost, shares	1,723,200	1,723,200